ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Intelligent Bio Solutions Inc. (formerly known as GBS Inc.), and its wholly owned Delaware subsidiary, GBS Operations Inc. were each formed on December 5, 2016, under the laws of the state of Delaware. Our Australian subsidiary Intelligent Bio Solutions (APAC) Pty Ltd (formerly known as Glucose Biosensor Systems (Greater China) Pty Ltd) was formed on August 4, 2016, under the laws of New South Wales, Australia and was renamed to Intelligent Bio Solutions (APAC) Pty Ltd on January 6, 2023. On October 4, 2022, INBS acquired Intelligent Fingerprinting Limited (“IFP”), a company registered in England and Wales (the “IFP Acquisition”). Our headquarters are in New York, New York.

We are a medical technology company focused on developing and delivering non-invasive, rapid and pain free innovative testing and screening solutions. We operate globally with the objective of providing intelligent, pain-free, and accessible solutions that improve the quality of life.

Our current product portfolio includes:

●	Intelligent Fingerprinting Platform - Our proprietary portable platform analyzes fingerprint sweat using a one-time (recyclable) cartridge and portable handheld reader. Our flagship product from this platform, which is commercially available in certain countries outside of the United States, is the Intelligent Fingerprinting Drug Screening System (the “IFP System” or “IFP Products”), a two-part system that consists of non-invasive, sweat-based fingerprint diagnostic testing products designed to detect drugs of abuse including opioids, cocaine, methamphetamines, benzodiazepines, cannabis, methadone, and buprenorphine. The system comprises a small, tamper-evident drug screening cartridge onto which ten fingerprint sweat samples are collected in under a minute, before the portable analysis unit provides an on-screen result in under ten minutes. Samples collected with our confirmatory kits can also be sent to a third-party laboratory service provider to perform confirmation testing. Customers include safety-critical industries such as construction, transportation and logistics firms, manufacturing, engineering, drug treatment organizations in the rehabilitation sector, and judicial organizations.

●	The Biosensor Platform – Our “Biosensor Platform” consists of a small, printable modified organic thin-film transistor strip that we license across the Asia Pacific Region from Life Science Biosensor Diagnostics Pty Ltd (“LSBD” or “Licensor”). The Biosensor Platform, which is designed to detect multiple biological analytes by substituting the Glucose Oxidase (“GOX”) enzyme with a suitable alternative for each analyte, is currently in the development stage. Our flagship product candidate based on the Biosensor Platform technology is the Saliva Glucose Biosensor (“SGB” and, together with a software app that interfaces the SGB with the Company’s digital information system, the Saliva Glucose Test or “SGT”), a Point of Care Test (POCT) expected to complement the finger pricking invasive blood glucose monitoring test for diabetic patients. Our products based on the SGT are referred to herein as the “SGT products.”

●	These platform technologies have the potential to develop a range of POCT including the modalities of clinical chemistry, immunology, tumor markers, allergens, and endocrinology.

Reverse Stock Split

On February 9, 2023, the Company filed a certificate of amendment (the “Certificate of Amendment”) to its amended and restated certificate of incorporation to effect, as of February 10, 2023, a 1-for-20 reverse split of the Company’s common stock (the “Reverse Stock Split”). On February 10, 2023, the Company effected the Reverse Stock Split.

Conversion of Series C and Series D Preferred Stocks

On May 8, 2023, the stockholders of the Company approved, (a) the full conversion of Series C Preferred Stock issued by the Company pursuant to the terms of a Share Exchange Agreement, dated as of October 4, 2022, and the issuance of shares of Common Stock in connection with such conversion; and (b) the full conversion of Series D Preferred Stock, issued by the Company pursuant to the terms of a Securities Purchase Agreement, dated as of December 21, 2022, and the issuance of shares of Common Stock in connection with such conversion.